Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan
1.
Description of the Plan

The following description of the UMB Profit Sharing and 401(k) Savings Plan (the Plan) provides only general information. Participants should refer to the Plan Agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution profit sharing plan covering substantially all employees of UMB Financial Corporation and affiliates (collectively, the Company or UMB) and provides for retirement, disability and death benefits. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Trustee is Fidelity Management Trust Company.

Eligibility and Participation

Employees are eligible to make elective deferral contributions and receive the Company matching contribution upon the first of the month following the date of hire. The Plan provides that employees with one year of service and 1,000 hours of service each year become eligible to participate in the profit sharing portion of the Plan. Employees are eligible to receive the Company profit sharing contribution on the earlier of the first day of the Plan year or the first day of the seventh month of the Plan year after satisfying eligibility requirements. With limited exceptions, participants must be actively employed on the last day of the Plan year to share in any Company profit sharing contributions. Through the acquisition of Heartland Financial USA, Inc. (HTLF) on January 31, 2025, individuals who became employees of the Company are eligible to participate in the Plan. The HTLF Retirement Plan was terminated on January 30, 2025, and participants in that plan had the option to rollover their balances to the Plan. The rollover process for employees who elected to move balances into the Plan was completed in September 2025.

Contributions

Contributions are subject to certain Internal Revenue Code (IRC) limitations.

Employee Contributions:

Each year, participants may contribute up to a percentage of their annual compensation as defined in the Plan Agreement. Participants may also elect to designate their contributions as pretax contributions, Roth contributions, or a combination of pretax and Roth contributions. In addition, all employees who are eligible to make elective deferral contributions under the Plan and have attained age 50 shall be eligible to make catch-up contributions in accordance with the Plan Agreement. Beginning in 2025, employees turning age 60 to 63 during the calendar year may make additional catch-up contributions annually. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.

All employees of UMB hired on or after January 1, 2008 who are otherwise eligible for the Plan, are subject to an “automatic election,” under which the Company will withhold 3 percent of compensation from the new employee’s paycheck each payroll period. That amount is contributed to the Plan as an elective deferral contribution, unless the employee completes a salary deferral agreement electing a different percentage. The automatic election is withheld from the paycheck following the employee's completion of eligibility for the Plan, which is the first of the month following completion of one month of employment. The automatic salary deferral will be invested in a target date fund with a maturity date that most closely corresponds to the participant's anticipated retirement date based on the participant's date of birth unless otherwise directed by the employee. The employee may modify the automatic election at any time to elect an alternative deferral amount or elect not to defer into the Plan. The Plan has an automatic escalation feature which increases an employee's contribution rate by 1 percent annually until the employee's contributions reach a maximum of 9 percent.

Employer Matching Contributions:

The Company will determine each year the amount, if any, that will be contributed to the Plan. The Company allows for matching contributions determined annually by the Chairman of the Board of Directors of the Company at his discretion. The matching contribution is based on the participant's eligible compensation for each payroll period and is funded during the year.

The Company makes an additional discretionary matching contribution equal to the true-up contribution that would be required as if the matching contribution was based on the participant’s eligible annual compensation. After satisfying eligibility requirements, the Company matched 50 percent of the first 9 percent of a participant's contributions for both Plan years 2025 and 2024. For the 2025 Plan year, the Company contributed $21,025,963, of which $1,117,220 was included in employer contributions receivable at December 31, 2025. For the 2024 Plan year, the Company contributed $15,045,793, of which $815,955 was included in employer contributions receivable at December 31, 2024.

Employer Profit Sharing Contributions:

The Plan allows for profit sharing contributions by the Company to be determined annually by the Chairman of the Board of Directors of the Company at his discretion. The Company did not make a profit sharing contribution related to the 2025 Plan year. For the 2024 Plan year, the Company made total profit sharing contributions of $2,000,000. Employer profit sharing contributions, as determined above, are divided between the Plan and The ESOP of UMB (the ESOP), at the discretion of the Board of Directors of the Company. Profit sharing contributions to the Plan amounted to $1,000,000 for Plan year 2024. As of December 31, 2024, $1,000,000 was included in employer contributions receivable.

Participant Accounts

A separate account is maintained for each participant in the Plan. Each participant’s account is credited with the participant’s contributions and allocations of (1) the Company’s contributions, (2) forfeitures of terminated participants’ nonvested accounts, and (3) Plan earnings, and charged with an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings, participant elective deferrals or account balances, as defined and subject to certain limits. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Qualified participants are able to transfer a portion of their account balances from the ESOP to the Plan.

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. The loans are secured by the balance in the participant’s account. Additionally, all loans are made for a period not to exceed five years unless proceeds of such loan are exclusively used for the acquisition of a dwelling unit to be used as the principal residence of the participant. Interest rates for all loans are prime rate plus 2 percent. Principal and interest is paid ratably through payroll deductions. The loans bear interest ranging from 2.25 percent to 10.50 percent, with maturity dates through June 2041.

Vesting and Forfeitures

Participants are vested immediately in their contributions and the Company matching contribution plus actual earnings thereon. For profit sharing contributions participants are 50 percent vested after two years of service and 100 percent vested after three years of service.

The Company, at its discretion, determines how forfeited nonvested accounts will be used in accordance with the Plan. At December 31, 2025 and 2024, available forfeited nonvested accounts totaled $27,290 and $27,090, respectively. Forfeited nonvested amounts of $26,387 and $120,520 were used to reduce Company contributions in Plan year 2025 and 2024, respectively.

Benefits

A participant’s account balance, to the extent it is vested, will be paid upon request to participants who have become disabled, retired or otherwise left the Company. Employees are not allowed to withdraw any portion of the Employer contributions prior to age 59½; however, subject to the Plan’s restrictions, participants may withdraw all or a portion of their account balances from certain sources while remaining employed.

Terminated participants with a vested account balance not exceeding $7,000, excluding amounts attributable to any rollovers, will receive a lump sum distribution. If the deferred vested account balance is less than $1,000, the balance will be distributed to the participant in cash. If the deferred vested account balance is between $1,000 and $7,000, the participant’s balance will be rolled over to an IRA account with Fidelity Investments, if the participant does not make a distribution election.

Participant Hardship Withdrawals

A participant may withdraw all or a portion of their contributions subject to hardship withdrawal provisions.